Related party transactions - Amounts incurred by entity for provision of key management personnel services (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	$ 14	$ 12	$ 13
Annual incentive plan	8	4	7
Non-Executive Directors’ fees	2	2	2
Share-based payment	17	7	14
Post-employment benefits	2	2	2
Key management personnel remuneration	$ 43	$ 27	$ 38